LAW OFFICES
THOMPSON, WELCH, SOROKO & GILBERT LLP
3950 CIVIC CENTER DRIVE, SUITE 300
SAN RAFAEL, CA  94903
(415) 448-5000

FACSIMILE
RICHARD S. SOROKO	(415) 448-5010
email: rsoroko@TWSGLAW.com

SAN FRANCISCO OFFICE
(415) 262-1200

April 3, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Asterias Biotherapeutics, Inc.
Registration Statement on Form S-1

Ladies/Gentlemen:

This letter accompanies a Registration Statement on Form S-1 filed by Asterias Biotherapeutics, Inc. (“Asterias”).  The Registration Statement pertains to (a) 6,537,779 shares of Asterias Series A common stock that will be issued by Asterias to Geron Corporation (“Geron”) in exchange for certain assets that will be contributed to Asterias by Geron pursuant to an Asset Contribution Agreement, (b) 21,773,340 shares of Asterias Series B common stock, and warrants to purchase 3,150,000 shares of Asterias Series B common stock, that will be issued by Asterias to its parent company BioTime, Inc. (“BioTime”) in exchange for certain assets that will be contributed to Asterias by BioTime pursuant to the Asset Contribution Agreement, and (c) 2,136,000 shares of Asterias Series B common stock, and warrants to purchase 350,000 shares of Asterias Series B common stock, that will be issued by Asterias to an investor for $5,000,000 in cash pursuant to a Stock and Warrant Purchase Agreement.   The issuances of the Asterias securities to Geron and BioTime pursuant to the Asset Contribution Agreement and to the cash investor under the Stock and Warrant Purchase Agreement are expected to occur concurrently.  Upon completion of those transactions, BioTime will continue to own approximately 71.6% of the total outstanding Asterias common stock.

The assets that will be contributed to Asterias by Geron consist of assets that Geron had used in its discontinued stem cell research and development programs.  The assets that BioTime will contribute consist of (i) BioTime common shares, (ii) warrants to purchase BioTime common shares, (iii) shares in two other BioTime subsidiaries, (iv) certain stem cell related assets, and (v) $5,000,000 in cash.

After the issuance of the Asterias Series A common stock to Geron under the Asset Contribution Agreement, Geron will distribute the Asterias Series A common stock to Geron’s stockholders on a prorata basis, except that some Asterias Series A common stock will be sold by Geron and cash will be paid (a) in lieu of fractional shares, and (b) in lieu of distributing Asterias Series A common stock in certain to-be-determined jurisdictions, including those where the distribution may not be legal under local law. The distribution of the Asterias Series A common stock by Geron to its stockholders will provide Geron stockholders with an opportunity to realize value from assets of Geron’s discontinued stem cell research and development programs.

Securities and Exchange Commission
April 3, 2013

After the distribution of the Asterias Series A common stock to Geron stockholders, Asterias will distribute the BioTime warrants, on a pro rata basis, to the holders of the Asterias Series A common stock.

The Asterias Series A common stock and Asterias Series B common stock will be identical in almost all respects, and will vote together as a single class, but Asterias may pay a dividend or make other distributions to holders of the Series A common stock without making a comparable dividend payment or other distribution to holders of Series B common stock.  This difference in dividend rights will permit Asterias to distribute the BioTime warrants to holders of Asterias Series A common stock (which will be held by the public stockholders) and not to the holders of the Asterias Series B common stock (which will be held by BioTime and the cash investor).  After the completion of the distribution of the BioTime warrants to the holders of Asterias Series A common stock, Asterias may convert the outstanding Series B common stock into Series A common stock on a share per share basis, in order to eliminate the separate classes of common stock.

BioTime will be filing a Registration Statement on Form S-3 to register (a) the BioTime common shares that will be issued to Asterias under the Asset Contribution Agreement (which Asterias may resell from time to time in “at-the-market” transactions), (b) the BioTime common share purchase warrants that Asterias will distribute to the holders of Asterias Series A common stock, and (c) the common shares issuable upon the exercise of the BioTime warrants.

Please direct all correspondence and communications with respect to the Registration Statement to the undersigned.

Very truly yours,

s/Richard S. Soroko
Richard S. Soroko